Balance Sheet Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, net:
Accounts receivable	$ 146,305	$ 123,961
Allowance for doubtful accounts:
Balance at beginning of year	(11,492)	(9,262)
Additional provision charged to expenses	(3,869)	(2,530)	(1,239)
Write-off	4,307	300
Balance at end of year	(11,054)	(11,492)	(9,262)
Accounts receivable, net	135,251	112,469
Prepaid expenses and other current assets:
Content fees	7,511	9,325
Rental and other deposits	7,261	8,124
Prepayments for investments	6,444	15,053
Current deferred tax assets	4,161	2,057
Others	11,121	7,407
Prepaid expenses and other current assets	36,498	41,966
Property and equipment, net:
Property and equipment, gross	196,109	171,140
Less: Accumulated depreciation	(119,469)	(96,629)
Property and equipment, net	76,640	74,511	33,289
Other assets:
Investment deposits	14,464	4,262
Prepayment for land use right	21,188
Non-current deferred tax assets	1,660
Others	892	4,851
Other assets	38,204	9,113
Accrued liabilities:
Sales rebates	40,031	30,508
Content fees	24,270	26,672
Accrued compensation and benefits	17,998	13,443
Marketing expenses	15,918	19,250
Employee payroll withholding taxes	5,494	3,342
Advertisement production costs	8,577	7,625
Business taxes and VAT payable	9,514	10,367
Sales commissions	6,479	5,030
Professional fees	3,442	3,345
Internet connection costs	8,948	6,728
Revenue share	5,176	843
Outside services	4,061	2,243
Others	18,769	11,080
Total Accrued liabilities	168,677	140,476
Computers and equipment
Property and equipment, net:
Property and equipment, gross	174,132	154,674
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	11,613	8,436
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	9,014	7,270
Other
Property and equipment, net:
Property and equipment, gross	$ 1,350	$ 760